Revenues from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from Contracts with Customers
Revenue	$ 674,089	$ 668,637	$ 618,344
Net pool allocation		(4,264)	17,818
Number of categories for allocation of revenue | item	2
Long-term fleet
Revenues from Contracts with Customers
Revenue	$ 462,887	508,778	476,415
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	5 years
Spot fleet
Revenues from Contracts with Customers
Revenue	$ 210,390	113,822	38,909
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	5 years
Cool Pool Services
Revenues from Contracts with Customers
Revenue		45,253	102,253
Vessel Management Services
Revenues from Contracts with Customers
Revenue	$ 812	$ 784	$ 767